Convertible Preferred Stock - Narrative (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Aug. 24, 2023
Class of Warrant or Right [Line Items]
Recapitalization exchange ratio									3.06
Exercise of convertible preferred stock warrants		$ 1,500,000		$ 1,460,000	$ 0
Sale of Private Placement Warrants		4,290,000		4,290,000
Convertible preferred stock warrants						$ 3,096,000	$ 31,997,000	$ 0
Fair Value Adjustment of Warrants		(861,000)	$ 0	(861,000)	0	(28,901,000)	32,790,000
Preferred Stock Warrants
Class of Warrant or Right [Line Items]
Sale of Private Placement Warrants	$ 2,800,000
Convertible preferred stock warrants						3,100,000	32,000,000
Fair Value Adjustment of Warrants		$ 0	$ 4,200,000	$ 300,000	$ 24,600,000	$ (28,900,000)	$ 32,800,000